Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 4,664	$ 114,223	$ (969)	$ (72,797)	$ 45,121
Balance (in Shares) at Dec. 31, 2021	10,722,024
Exercise of warrants	$ 191	1,509			1,700
Exercise of warrants (in Shares)	425,000
Exercise of options	$ 18	156			174
Exercise of options (in Shares)	39,457
Share-based compensation		2,211			2,211
Net loss				(16,925)	(16,925)
Balance at Dec. 31, 2022	$ 4,873	118,099	(969)	(89,722)	32,281
Balance (in Shares) at Dec. 31, 2022	11,186,481
Exercise of warrants	$ 76	668			744
Exercise of warrants (in Shares)	186,000
Exercise of options	$ 33	331			364
Exercise of options (in Shares)	80,191
Share-based compensation		1,970			1,970
Net loss				(7,019)	(7,019)
Balance at Dec. 31, 2023	$ 4,982	121,068	(969)	(96,741)	$ 28,340
Balance (in Shares) at Dec. 31, 2023	11,452,672				11,452,672
Exercise of options	$ 1	8			$ 9
Exercise of options (in Shares)	1,840				1,840
Share-based compensation		1,725			$ 1,725
Net loss				(16,609)	(16,609)
Balance at Dec. 31, 2024	$ 4,983	$ 122,801	$ (969)	$ (113,350)	$ 13,465
Balance (in Shares) at Dec. 31, 2024	11,454,512				11,454,512